Portfolio of Investments – as of September 30, 2023 (Unaudited)
Natixis Vaughan Nelson Select ETF

Shares	Description	Value (†)
Common Stocks — 98.6% of Net Assets
	Broadline Retail — 4.8%
10,552	Amazon.com, Inc.(a)	$1,341,370
	Capital Markets — 4.7%
11,784	Intercontinental Exchange, Inc.	1,296,476
	Chemicals — 5.1%
5,530	Sherwin-Williams Co.	1,410,427
	Diversified Telecommunication Services — 0.7%
3,229	Cogent Communications Holdings, Inc.	199,875
	Electric Utilities — 2.2%
10,787	NextEra Energy, Inc.	617,987
	Financial Services — 3.8%
3,038	Berkshire Hathaway, Inc., Class B(a)	1,064,211
	Food Products — 3.5%
12,821	McCormick & Co., Inc.	969,780
	Ground Transportation — 5.6%
1,979	Saia, Inc.(a)	788,928
3,795	Union Pacific Corp.	772,776
		1,561,704
	Health Care Equipment & Supplies — 2.5%
7,562	Dexcom, Inc.(a)	705,535
	Health Care Providers & Services — 2.5%
1,318	Chemed Corp.	684,965
	Industrial REITs — 1.9%
4,754	Prologis, Inc.	533,446
	Insurance — 3.4%
2,864	Aon PLC, Class A	928,566
	Interactive Media & Services — 4.3%
9,128	Alphabet, Inc., Class A(a)	1,194,490
	IT Services — 6.6%
3,107	Accenture PLC, Class A	954,191
4,325	VeriSign, Inc.(a)	875,942
		1,830,133
	Life Sciences Tools & Services — 3.1%
3,484	Danaher Corp.	864,380
	Metals & Mining — 3.9%
26,355	Wheaton Precious Metals Corp.	1,068,695
	Oil, Gas & Consumable Fuels — 6.5%
5,466	Hess Corp.	836,298
118,429	Kosmos Energy Ltd.(a)	968,749
		1,805,047
Shares	Description	Value (†)
	Pharmaceuticals — 5.9%
4,057	Johnson & Johnson	$631,878
5,849	Zoetis, Inc.	1,017,609
		1,649,487
	Professional Services — 3.3%
3,875	Verisk Analytics, Inc.	915,430
	Semiconductors & Semiconductor Equipment — 8.1%
5,477	Entegris, Inc.	514,345
1,696	Monolithic Power Systems, Inc.	783,552
2,158	NVIDIA Corp.	938,709
		2,236,606
	Software — 10.2%
5,573	Microsoft Corp.	1,759,675
5,345	Salesforce, Inc.(a)	1,083,859
		2,843,534
	Specialized REITs — 1.9%
5,615	Crown Castle, Inc.	516,749
	Specialty Retail — 4.1%
1,258	O'Reilly Automotive, Inc.(a)	1,143,346
	Total Common Stocks (Identified Cost $26,832,311)	27,382,239

Principal Amount
Short-Term Investments — 1.4%
$402,241	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $402,325 on 10/02/2023 collateralized by $452,100 U.S. Treasury Note, 1.375% due 8/31/2026 valued at $410,352 including accrued interest(b) (Identified Cost $402,241)	402,241
	Total Investments — 100.0% (Identified Cost $27,234,552)	27,784,480
	Other assets less liabilities — (0.0)%	(9,765)
	Net Assets — 100.0%	$27,774,715

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$27,382,239	$—	$—	$27,382,239
Short-Term Investments	—	402,241	—	402,241
Total Investments	$27,382,239	$402,241	$—	$27,784,480

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2023 (Unaudited)
Software	10.2%
Semiconductors & Semiconductor Equipment	8.1
IT Services	6.6
Oil, Gas & Consumable Fuels	6.5
Pharmaceuticals	5.9
Ground Transportation	5.6
Chemicals	5.1
Broadline Retail	4.8
Capital Markets	4.7
Interactive Media & Services	4.3
Specialty Retail	4.1
Metals & Mining	3.9
Financial Services	3.8
Food Products	3.5
Insurance	3.4
Professional Services	3.3
Life Sciences Tools & Services	3.1
Health Care Equipment & Supplies	2.5
Health Care Providers & Services	2.5
Electric Utilities	2.2
Other Investments, less than 2% each	4.5
Short-Term Investments	1.4
Total Investments	100.0
Other assets less liabilities	(0.0)
Net Assets	100.0%